Recapitalization (Tables)	6 Months Ended
Jun. 30, 2025
Recapitalization Abstract
Schedule of Business Combination	The following table reconciles the elements of the Business Combination to the condensed consolidated statements of cash flows and the condensed consolidated statement of changes in stockholders’ deficit for the six months ended June 30, 2025:
Cash-trust and cash, net of redemptions	$306,895
Less: transaction costs, paid	(293,631)
Net proceeds from the Business Combination	13,264

Less: accounts payable, accrued liabilities and other current liabilities combined	(3,013,837)
Less: Convertible notes payable combined	(770,000)
Less: Warrants liabilities combined	(230,000)
Reverse recapitalization, net	$(4,000,573)

Schedule of Common Stock Issued Immediately Following the Consummation

The number of shares of Common Stock issued immediately following the consummation of the Business Combination were:

PC4 Class A common stock, outstanding prior to the Business Combination	9,057,927
Less: Redemption of PC4 Class A common stock	(307,742)
Class A common stock of PC4	8,750,185
PC4 Class B common stock, outstanding prior to the Business Combination	1
Business Combination Class A common stock	8,750,186
Issuance of shares related to preference shares conversion	12,185,000
Issuance of shares related to working capital agreements	432,891
BC2 Shares	11,450,000
Class A Common Shares immediately after the Business Combination	32,818,077

Schedule of BC2 Shares was Determined

The number of BC2 shares was determined as follows:

	BC2 Shares	BC2’s shares after conversion ratio
Class A Common Stock issued to existing BC2 Shareholders	127,361,990	11,450,000
	127,361,990	11,450,000